Document And Entity Information	Aug. 07, 2019	Aug. 07, 2019
Document Information [Line Items]
Entity Registrant Name	Gray Television, Inc.
Document Type	8-K
Document Period End Date	Aug. 07, 2019
Entity Incorporation, State or Country Code	GA
Entity File Number	001-13796
Entity Tax Identification Number	58-0285030
Entity Address, Address Line One	4370 Peachtree Road, NE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30319
City Area Code	404
Local Phone Number	504-9828
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0000043196
ClassAcommonstock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security		Class A common stock
Trading Symbol		GTN.A
Security Exchange Name		NYSE
commonstock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security		common stock
Trading Symbol		GTN
Security Exchange Name		NYSE